Document and Entity Information	Jan. 11, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 11, 2017
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Jan. 11, 2017
Document Effective Date	Jan. 11, 2017
Prospectus Date	May 01, 2016
Alger Mid Cap Growth Portfolio | Alger Mid Cap Growth Portfolio Class I-2
Prospectus:
Trading Symbol	AMGOX